Simplify Chinese Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
* The following table shows the individual and related values of the securities within the TRSMQ0001 basket
Principal Value
U.S. Treasury Bills – 102.0%
U.S. Treasury Bill, 3.68%, 5/7/2026 (a) ......................................... $ 36,700,000 $ 36,566,228
U.S. Treasury Bill, 3.67%, 5/26/2026 (a) ........................................ 6,450,000 6,414,229
U.S. Treasury Bill, 3.68%, 6/2/2026 (a)(b) ....................................... 37,500,000 37,267,123
U.S. Treasury Bill, 3.67%, 6/23/2026 (a)(b) ...................................... 2,000,000 1,983,515
U.S. Treasury Bill, 3.70%, 7/14/2026 (a) ........................................ 4,900,000 4,849,182
U.S. Treasury Bill, 3.72%, 7/21/2026 (a)(b) ...................................... 20,300,000 20,074,514
Total U.S. Treasury Bills (Cost $107,154,217) ........................................ 107,154,791
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $131,759) .......................................................... 131,759 131,759
Total Investments – 102.1%
(Cost $107,285,976) ............................................................ $ 107,286,550
Liabilities in Excess of Other Assets – (2.1)% .......................................... (2,257,018)
Net Assets – 100.0% ............................................................. $ 105,029,532
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $9,088,285 have been pledged as collateral for swap s as of March 31, 2026.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
TRSMQ0001* 01/27/2027 0.00% (c) MBL 754,893,925 $ (2,202,014)
$ (2,202,014)
* The aggregate unrealized of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
MBL : Macquarie Bank Limited
Security description
Notional
Value
Long
Short Market Value % of basket
AAM6 Comdty $7,972,945 Long 12.1%
CKCU6 Comdty 6,332,040 Long 9.6%
RTU6 Comdty 4,736,376 Long 7.2%
FGLU6 Comdty 4,650,438 Short 7.0%
AAN6 Comdty 4,597,656 Long 7.0%

Simplify Chinese Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Security description
Notional
Value
Long
Short Market Value % of basket
XIIM6 Comdty 4,254,025 Short 6.4%
SHU6 Comdty 3,819,084 Long 5.8%
IOEU6 Comdty 3,561,251 Long 5.4%
IMRU6 Comdty 3,553,815 Long 5.4%
XIIN6 Comdty 2,416,444 Short 3.7%
ZRRU6 Comdty 2,022,466 Long 3.1%
IREU6 Comdty 1,679,312 Long 2.5%
RTN6 Comdty 1,640,258 Long 2.5%
DCSU6 Comdty 1,589,574 Long 2.4%
AAQ6 Comdty 1,483,688 Long 2.2%
CUM6 Comdty 1,314,324 Short 2.0%
BITM6 Comdty 1,185,214 Long 1.8%
ACU6 Comdty 908,410 Long 1.4%
AEU6 Comdty 897,636 Long 1.4%
XOOM6 Comdty 801,756 Short 1.2%
SAIM6 Comdty 789,173 Short 1.2%
FOU6 Comdty 740,196 Long 1.1%
VVU6 Comdty 738,974 Long 1.1%
ZMEU6 Comdty 721,202 Long 1.1%
SCPN6 Comdty 622,161 Long 0.9%
PVCU6 Comdty 566,459 Long 0.9%
XIIU6 Comdty 473,835 Short 0.7%
POLU6 Comdty 368,551 Long 0.6%
CUN6 Comdty 345,947 Short 0.5%
XIIQ6 Comdty 334,844 Short 0.5%
PTU6 Comdty 229,464 Long 0.3%
PBLM6 Comdty 191,510 Short 0.3%
CUU6 Comdty 138,292 Short 0.2%
CUQ6 Comdty 69,175 Short 0.1%
PYLU6 Comdty 57,059 Short 0.1%
ZNAM6 Comdty 51,223 Short 0.1%
AAU6 Comdty 36,209 Long 0.1%
AKU6 Comdty 34,018 Long 0.1%
ZROU6 Comdty 28,419 Long 0.0%
PBLN6 Comdty 23,975 Short 0.0%
Total
100.0%